Tax Status	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)
Tax Status
Tax Status

Note 6.       Tax Status

The Plan has adopted a pre-approved plan document that has received an opinion letter from the Internal Revenue Service (IRS) dated June 30, 2020 stating that the form of the pre-approved plan document was in compliance with the applicable requirements of the Internal Revenue Code (IRC).  Although the Plan has been amended since adopting the pre-approved plan document, the Plan administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC, and, therefore, believes that the Plan is qualified, and the related trust is tax-exempt.

U.S. generally accepted accounting principles require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS.  The Plan is subject to routine audits by taxing jurisdictions.